ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
General and administrative expenses	$ (28,055)	$ (51,668)	$ (39,643)
Total operating expenses	(75,653)	(190,037)	(102,042)
Operating loss	(40,811)	(194,169)	(12,889)
Other losses/gains, net	2,042	(19,165)	2,203
Interest expense	(1,428)	(2,057)	(4,089)
Share of losses from an equity investee	(61)	(75)	(107)
Income tax (expense)/credit	(647)	11,182	(2,540)
Net loss	(38,870)	(202,806)	(16,598)
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders	(38,690)	(200,875)	(13,631)
Other comprehensive (loss)/income:
Comprehensive loss attributable to iClick Interactive Asia Group Limited	(38,673)	(205,821)	(10,291)
Parent Company | Reportable legal entities
Operating expenses
General and administrative expenses	(5,445)	(7,160)	(17,574)
Total operating expenses	(5,445)	(7,160)	(17,574)
Operating loss	(5,445)	(7,160)	(17,574)
Other losses/gains, net	499	(7,925)	(242)
Interest expense	(192)
Share of profits/(losses) from subsidiaries, VIE and VIE' subsidiaries	(33,491)	(185,431)	4,406
Loss before share of loss from an equity investee and income tax expense	(38,629)	(200,516)	(13,410)
Share of losses from an equity investee	(61)	(75)	(107)
Income tax (expense)/credit		(284)	(114)
Net loss	(38,690)	(200,875)	(13,631)
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders	(38,690)	(200,875)	(13,631)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of tax	49	(4,946)	3,340
Share of other comprehensive loss from subsidiaries, VIE and VIE' subsidiaries	(32)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (38,673)	$ (205,821)	$ (10,291)